financing costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest expense
Long-term debt, excluding lease liabilities - gross	$ 298	$ 270	$ 595	$ 533
Interest expense on long-term debt, excluding lease liabilities - capitalized	(4)	(1)	(4)	(3)
Long-term debt, excluding lease liabilities	294	269	591	530
Lease liabilities	40	31	80	59
Short-term borrowings and other	9	9	10	12
Accretion on provisions	7	7	15	15
Total	350	316	696	616
Employee defined benefit plans net interest	2	2	4	4
Foreign exchange	3		(6)	4
Unrealized changes in virtual power purchase agreements forward element	37	7	103	26
Total	392	325	797	650
Interest income	(10)	(2)	(21)	(7)
Net	382	323	776	643
Net interest cost			673	616	$ 1,329	$ 1,084
Interest expense on long-term debt, excluding lease liabilities - capitalized	(4)	(1)	(4)	(3)
Employee defined benefit plans net interest	2	2	4	4
Unrealized changes in virtual power purchase agreements forward element	$ 37	$ 7	$ 103	$ 26
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)			5.30%	3.10%